Share-Based Compensation (Details)									12 Months Ended
	Aug. 08, 2022	Mar. 19, 2021 $ / shares shares	Oct. 26, 2020	Jan. 15, 2020 $ / shares shares	Dec. 21, 2018 $ / shares shares	Dec. 22, 2017 $ / shares shares	Dec. 26, 2016 $ / shares shares	Oct. 05, 2015 $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 $ / shares
Share-Based Compensation (Details) [Line Items]
Employee stock plan								50,000,000
Shares reserved for issuance								6,250,000
Reverse split	ratio of 1-for-2 share to 35 million shares		ratio of 1-for-4
Exercise price (in Dollars per share) | $ / shares									$ 0.18	$ 0.17	$ 0.16
Shares purchase
Exercise price per shares (in Dollars per share) | $ / shares
Share options vested amount (in Dollars) | $									$ 9,366	$ 71,845
Share-based compensation expense (in Dollars) | $									102,783	$ 54,717
Outstanding share options were forfeited										209,143
Unrecognized share-based compensation (in Dollars) | $										$ 531,616
Unrecognized share-based compensation expenses (in Dollars) | $										$ 102,783
Weighted-average vesting period									0 years	1 year 29 days
Directors and Officers [Member]
Share-Based Compensation (Details) [Line Items]
Reverse split	the1-for-2 share reverse split		the1-for-4 share reverse split
Board of Directors [Member]
Share-Based Compensation (Details) [Line Items]
Share-based compensation period		4 years
Expiry date		Mar. 19, 2029
Grant employees		68
Shares purchase		579,100
Exercise price per shares (in Dollars per share) | $ / shares		$ 2.4
Class A Ordinary Shares [Member]
Share-Based Compensation (Details) [Line Items]
Options purchased shares				33,788	44,250	213,125	64,250	795,644
Exercise price (in Dollars per share) | $ / shares				$ 2.4	$ 0.16	$ 0.16	$ 0.16	$ 0.16
Share-based compensation period				4 years	4 years	4 years	4 years	4 years
Expiry date				Jan. 15, 2028	Dec. 21, 2026	Dec. 22, 2025	Dec. 26, 2024	Oct. 05, 2023